Risk Categories - Financial Liabilities and Contractual Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 313,219	$ 287,646
Contractual loans, equities and mortgages	3,800	2,933
Operating leases	1,056	923
Total contractual commitments	4,856	3,856
Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	20,523	18,439
Contractual loans, equities and mortgages	1,157	1,138
Operating leases	138	116
Total contractual commitments	1,295	1,254
1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	9,635	8,704
Contractual loans, equities and mortgages	1,044	820
Operating leases	230	207
Total contractual commitments	1,274	1,027
3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	9,326	8,916
Contractual loans, equities and mortgages	536	214
Operating leases	182	148
Total contractual commitments	718	362
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	273,735	251,587
Contractual loans, equities and mortgages	1,063	761
Operating leases	506	452
Total contractual commitments	1,569	1,213
Insurance and investment contract liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	293,237	267,704
Insurance and investment contract liabilities | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	11,950	10,242
Insurance and investment contract liabilities | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	8,388	7,552
Insurance and investment contract liabilities | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	8,653	7,729
Insurance and investment contract liabilities | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	264,246	242,181
Senior debentures and unsecured financing
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	6,108	5,518
Senior debentures and unsecured financing | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	438	120
Senior debentures and unsecured financing | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	556	516
Senior debentures and unsecured financing | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	234	489
Senior debentures and unsecured financing | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,880	4,393
Subordinated Debt
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,241	4,857
Subordinated Debt | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	103	126
Subordinated Debt | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	207	251
Subordinated Debt | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	207	251
Subordinated Debt | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,724	4,229
Bond repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,824	1,976
Bond repurchase agreements | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,824	1,976
Bond repurchase agreements | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Bond repurchase agreements | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Bond repurchase agreements | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accounts payable and accrued expenses
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	5,971	5,814
Accounts payable and accrued expenses | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	5,971	5,814
Accounts payable and accrued expenses | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accounts payable and accrued expenses | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accounts payable and accrued expenses | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Secured borrowings from mortgage securitization
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,621	1,513
Secured borrowings from mortgage securitization | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	182	81
Secured borrowings from mortgage securitization | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	435	333
Secured borrowings from mortgage securitization | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	187	398
Secured borrowings from mortgage securitization | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	817	701
Borrowed funds
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	217	264
Borrowed funds | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	55	80
Borrowed funds | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	49	52
Borrowed funds | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	45	49
Borrowed funds | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 68	$ 83